Business combinations - Schedule of additional information on total consideration transferred (Details) - North American Title Acquisition $ in Thousands	Jan. 07, 2019 USD ($)
Business Acquisition [Line Items]
Total consideration transferred	$ 171,680
Notes Payable, Related Party
Business Acquisition [Line Items]
NATG liabilities	87,000
Notes Payable Assumed, Related Party
Business Acquisition [Line Items]
NATG liabilities	65
Preferred Stock
Business Acquisition [Line Items]
Issuance of equity	50,142
Preferred Stock Warrants
Business Acquisition [Line Items]
Issuance of equity	$ 34,473